UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

Item 1. Reports to Stockholders

Fidelity® Emerging Markets Debt
Central Fund

Annual Report

December 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMC-ANN-0214
1.926205.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Life of fund A
Fidelity® Emerging Markets Debt Central Fund	-3.22%	7.74%

A From March 17, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Debt Central Fund on March 17, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After several years of strong advances, emerging-markets (EM) debt reversed course in 2013, with the J.P. Morgan Emerging Markets Bond Index Global returning -6.58%. Volatility spiked in the spring as investors who had crowded the asset class in search of yield scrambled for the exits, concerned the U.S. Federal Reserve would soon reconsider its easy monetary policy - a major pillar of support for financial markets, particularly credit-sensitive sectors like EM debt. Bond yields soared in May and June amid a steep increase in U.S. Treasury rates, while EM currencies weakened considerably versus the U.S. dollar. This negative tide overwhelmed generally solid fundamentals and left the J.P. Morgan index with its biggest two-month decline (-9%) since 2008. Second-half performance was better but still volatile, as the asset class reacted - for better or worse - to changing expectations for when the Fed might reduce its support. Negative returns were widespread on a country basis, with some of the bigger constituents, such as Turkey (-13%), Venezuela (-12%) and Indonesia (-12%), declining the most. Mexico, the largest country component of the index, also fell shy of the market, returning -7%. Russia (-4%) was the only sizable constituent to finish ahead of the overall EM debt market, while Argentina (+19%) was a rare source of strength.

Comments from Jonathan Kelly, Portfolio Manager of Fidelity® Emerging Markets Debt Central Fund: For the year, the fund returned -3.22%, ahead of the J.P. Morgan index. Relative to the index, the biggest contributor by far was positioning in Argentina, where we owned both corporate credits and short-maturity sovereign bonds. I viewed Argentine bonds as incredibly cheap, and the country itself and companies there haven't borrowed money from international capital markets in more than a decade. Our overweighting was thus notable, although the fund's exposure trended a bit lower during the period because, in our view, the relative-value proposition declined somewhat. In Ukraine, the shorter-dated, high-carry securities we owned proved beneficial. The nation's fiscal situation got worse over the course of the year as its currency reserves declined, but we believed Ukraine would get some outside support, which it received from the Russians, helping the bonds to rally. Conversely, we were hurt by security selection and an underweighting in Lebanon. I was a buyer of Lebanese bonds during the past year, in part because they tend to be uncorrelated to virtually all other countries in the benchmark - an attribute I look for. Still, the fund remained underweighted here, on average, which detracted because Lebanese debt outperformed amid rising interest rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Actual	.0163%	$ 1,000.00	$ 1,026.60	$ .08
HypotheticalA		$ 1,000.00	$ 1,025.12	$ .08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	8.8	12.3
Mexico	7.6	7.8
Indonesia	6.4	5.8
Turkey	5.8	7.1
Argentina	5.5	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	5.2	5.4
Turkish Republic	5.0	6.5
Petroleos de Venezuela SA	4.5	6.3
Venezuelan Republic	4.3	6.0
Indonesian Republic	4.2	4.2
	23.2
Asset Allocation (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
Corporate Bonds 35.2%	Corporate Bonds 34.4%
Government Obligations 53.6%	Government Obligations 60.5%
Stocks 0.0%†	Stocks 0.0%†
Preferred Securities 1.2%	Preferred Securities 1.3%
Other Investments 0.9%	Other Investments 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 9.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.9%

† Amount represents less than 0.1%.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.2%
		Principal Amount (d)	Value
Argentina - 2.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 362,560	$ 366,186
Banco de Galicia y Buenos Aires SA 11% 1/1/19 (Reg. S) (e)		60,000	63,450
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		305,000	206,638
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	37,363
Pan American Energy LLC 7.875% 5/7/21 (f)		220,000	226,600
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		707,000	680,488
YPF SA 8.875% 12/19/18 (f)		195,000	202,313
TOTAL ARGENTINA			1,783,038
Bailiwick of Jersey - 0.5%
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	385,000
Brazil - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		175,000	181,125
British Virgin Islands - 0.9%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	850,000	338,667
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		200,000	161,734
Magnesita Finance Ltd. 8.625% (f)(g)		200,000	192,500
TOTAL BRITISH VIRGIN ISLANDS			692,901
Canada - 0.5%
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		115,000	116,150
7.25% 12/12/21 (f)		245,000	259,700
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		420,000	0
TOTAL CANADA			375,850
Cayman Islands - 1.7%
Odebrecht Finance Ltd. 7.5% (f)(g)		700,000	672,000
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		230,000	228,249
6.875% 1/20/40		245,000	230,300
8.375% 12/10/18		155,000	181,521
TOTAL CAYMAN ISLANDS			1,312,070
El Salvador - 0.5%
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		350,000	372,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Georgia - 1.1%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		$ 200,000	$ 207,000
7.75% 7/5/17 (Reg. S)		200,000	207,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		200,000	205,500
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	208,000
TOTAL GEORGIA			827,500
Guatemala - 0.3%
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	202,000
Indonesia - 2.2%
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		200,000	213,000
PT Adaro Indonesia 7.625% 10/22/19 (f)		325,000	342,875
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		200,000	196,500
PT Pertamina Persero:
4.875% 5/3/22 (f)		200,000	183,500
5.25% 5/23/21 (f)		235,000	226,188
5.625% 5/20/43 (Reg. S)		200,000	159,250
6% 5/3/42 (f)		200,000	165,250
6.5% 5/27/41 (f)		200,000	175,000
TOTAL INDONESIA			1,661,563
Ireland - 1.8%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		475,000	559,883
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		200,000	217,000
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		275,000	287,375
6.902% 7/9/20 (f)		265,000	291,500
TOTAL IRELAND			1,355,758
Kazakhstan - 2.0%
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		200,000	217,000
7% 5/5/20 (f)		125,000	140,625
9.125% 7/2/18 (f)		175,000	212,188
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		200,000	172,540
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		400,000	420,000
Zhaikmunai International BV 7.125% 11/13/19 (f)		330,000	343,200
TOTAL KAZAKHSTAN			1,505,553
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - 3.1%
Alrosa Finance SA 7.75% 11/3/20 (f)		$ 200,000	$ 221,500
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	208,500
EVRAZ Group SA:
6.5% 4/22/20 (f)		200,000	186,500
8.25% 11/10/15 (f)		500,000	530,000
9.5% 4/24/18 (Reg. S)		200,000	218,250
TMK Capital SA 7.75% 1/27/18		400,000	416,000
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		150,000	151,875
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		410,000	454,567
TOTAL LUXEMBOURG			2,387,192
Mexico - 4.9%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	2,000,000	138,965
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		450,000	451,125
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	203,000
Petroleos Mexicanos:
3.5% 1/30/23		230,000	210,738
4.875% 1/24/22		260,000	266,890
5.5% 1/21/21		225,000	242,100
5.5% 6/27/44		290,000	264,625
6% 3/5/20		225,000	248,400
6.5% 6/2/41		425,000	444,125
6.625% (f)(g)		735,000	749,700
8% 5/3/19		90,000	109,125
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	409,000
TOTAL MEXICO			3,737,793
Netherlands - 3.9%
GTB Finance BV 6% 11/8/18 (f)		200,000	197,000
HSBK BV:
7.25% 5/3/17 (f)		100,000	108,330
7.25% 5/3/17 (Reg. S)		100,000	108,330
Indo Energy Finance BV 7% 5/7/18 (f)		450,000	453,825
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		200,000	217,000
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	134,531
JSC Kazkommertsbank BV 8% 11/3/15 (f)		175,000	176,750
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		190,000	191,900
Majapahit Holding BV 7.75% 1/20/20 (f)		120,000	132,000
Metinvest BV 10.25% 5/20/15 (f)		325,000	330,720
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 200,000	$ 190,000
Nord Gold NV 6.375% 5/7/18 (f)		200,000	187,500
Petrobras Global Finance BV 2.3836% 1/15/19 (h)		310,000	303,025
VimpelCom Holdings BV 5.2% 2/13/19 (f)		200,000	200,000
TOTAL NETHERLANDS			2,930,911
Nigeria - 0.3%
FBN Finance Co. BV 8.25% 8/7/20 (f)(h)		200,000	204,500
Paraguay - 0.6%
BBVA Paraguay SA 9.75% 2/11/16 (f)		225,000	240,750
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	208,000
TOTAL PARAGUAY			448,750
Philippines - 0.8%
Development Bank of Philippines 8.375% (g)(h)		485,000	516,525
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		100,000	122,250
TOTAL PHILIPPINES			638,775
Turkey - 0.5%
Finansbank A/S 5.15% 11/1/17 (f)		400,000	391,000
United Kingdom - 1.0%
Afren PLC 6.625% 12/9/20 (f)		200,000	200,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		425,000	403,750
Shortline PLC 9.5% 5/21/18 (f)		200,000	179,500
TOTAL UNITED KINGDOM			783,250
United States of America - 1.6%
Pemex Project Funding Master Trust:
6.625% 6/15/35		510,000	535,500
6.625% 6/15/38		25,000	25,750
Severstal Columbus LLC 10.25% 2/15/18		280,000	296,800
Southern Copper Corp.:
6.75% 4/16/40		175,000	169,446
7.5% 7/27/35		200,000	208,414
TOTAL UNITED STATES OF AMERICA			1,235,910
Venezuela - 4.5%
Petroleos de Venezuela SA:
4.9% 10/28/14		870,000	793,875
8.5% 11/2/17 (f)		1,695,000	1,411,088
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (Reg. S)		$ 240,000	$ 199,800
9% 11/17/21 (Reg. S)		140,000	103,950
9.75% 5/17/35 (f)		430,000	301,645
12.75% 2/17/22 (f)		670,000	611,375
TOTAL VENEZUELA			3,421,733
TOTAL NONCONVERTIBLE BONDS (Cost $26,794,076)			26,834,922
Government Obligations - 53.8%

Argentina - 3.2%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		217,316	162,987
2.5% 12/31/38 (e)		125,000	50,938
7% 10/3/15		1,140,000	1,117,770
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		200,000	174,500
City of Buenos Aires 12.5% 4/6/15 (f)		325,000	342,063
Provincia de Cordoba 12.375% 8/17/17 (f)		350,000	321,125
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		273,000	276,590
TOTAL ARGENTINA			2,445,973
Armenia - 0.3%
Republic of Armenia 6% 9/30/20 (f)		200,000	198,250
Azerbaijan - 0.3%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	188,500
Bahrain - 0.1%
Bahrain Kingdom 5.5% 3/31/20		100,000	103,000
Barbados - 0.1%
Barbados Government 7% 8/4/22 (f)		100,000	87,500
Belarus - 1.0%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		560,000	567,000
8.95% 1/26/18		175,000	177,625
TOTAL BELARUS			744,625
Government Obligations - continued
		Principal Amount (d)	Value
Bolivia - 0.5%
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		$ 200,000	$ 190,500
5.95% 8/22/23 (f)		200,000	198,000
TOTAL BOLIVIA			388,500
Brazil - 3.0%
Brazilian Federative Republic:
4.25% 1/7/25		400,000	381,000
5.625% 1/7/41		490,000	471,625
7.125% 1/20/37		420,000	480,900
8.25% 1/20/34		335,000	422,938
12.25% 3/6/30		320,000	545,600
TOTAL BRAZIL			2,302,063
Colombia - 1.4%
Colombian Republic:
6.125% 1/18/41		215,000	230,050
7.375% 9/18/37		225,000	276,188
10.375% 1/28/33		355,000	520,963
TOTAL COLOMBIA			1,027,201
Congo - 0.9%
Congo Republic 3.5% 6/30/29 (e)		756,960	669,910
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (f)		200,000	182,000
Croatia - 1.6%
Croatia Republic:
5.5% 4/4/23 (f)		200,000	195,000
6.25% 4/27/17 (f)		355,000	378,075
6.375% 3/24/21 (f)		250,000	262,800
6.625% 7/14/20 (f)		175,000	187,688
6.75% 11/5/19 (f)		200,000	216,500
TOTAL CROATIA			1,240,063
Dominican Republic - 1.2%
Dominican Republic:
1.1593% 8/30/24 (h)		250,000	212,500
5.875% 4/18/24 (f)		150,000	143,625
7.5% 5/6/21 (f)		325,000	355,875
9.04% 1/23/18 (f)		201,654	217,787
TOTAL DOMINICAN REPUBLIC			929,787
Government Obligations - continued
		Principal Amount (d)	Value
El Salvador - 0.3%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		$ 125,000	$ 121,875
8.25% 4/10/32 (Reg. S)		100,000	106,625
TOTAL EL SALVADOR			228,500
Hungary - 0.8%
Hungarian Republic:
4.125% 2/19/18		158,000	158,790
5.75% 11/22/23		115,000	114,713
7.625% 3/29/41		332,000	363,125
TOTAL HUNGARY			636,628
Indonesia - 3.3%
Indonesian Republic:
4.875% 5/5/21 (f)		500,000	495,000
5.25% 1/17/42 (f)		310,000	265,050
6.625% 2/17/37 (f)		275,000	277,750
7.75% 1/17/38 (f)		425,000	482,375
8.5% 10/12/35 (Reg. S)		450,000	546,750
11.625% 3/4/19 (f)		350,000	469,000
TOTAL INDONESIA			2,535,925
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	676,000
Ivory Coast - 0.2%
Ivory Coast 7.1% 12/31/32 (e)		200,000	177,500
Jordan - 0.3%
Jordanian Kingdom 3.875% 11/12/15		200,000	200,000
Latvia - 0.3%
Latvian Republic 2.75% 1/12/20 (f)		200,000	190,750
Lebanon - 1.8%
Lebanese Republic:
4% 12/31/17		632,000	619,360
4.75% 11/2/16		155,000	153,450
5.15% 11/12/18		100,000	98,630
5.45% 11/28/19		290,000	282,750
6.375% 3/9/20		230,000	234,324
TOTAL LEBANON			1,388,514
Government Obligations - continued
		Principal Amount (d)	Value
Lithuania - 0.8%
Lithuanian Republic:
6.125% 3/9/21 (f)		$ 120,000	$ 135,936
6.625% 2/1/22 (f)		200,000	233,500
7.375% 2/11/20 (f)		225,000	269,719
TOTAL LITHUANIA			639,155
Mexico - 2.7%
United Mexican States:
4.75% 3/8/44		464,000	420,384
5.75% 10/12/2110		211,000	195,175
6.05% 1/11/40		526,000	572,025
6.75% 9/27/34		375,000	442,500
7.5% 4/8/33		100,000	125,750
8.3% 8/15/31		190,000	256,975
TOTAL MEXICO			2,012,809
Morocco - 0.3%
Moroccan Kingdom 4.25% 12/11/22 (f)		200,000	184,000
Nigeria - 0.8%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		250	44,123
Republic of Nigeria:
yield at date of purchase 0.12% 4/24/14	NGN	32,205,000	194,000
5.125% 7/12/18 (f)		200,000	204,250
6.75% 1/28/21 (f)		150,000	162,000
TOTAL NIGERIA			604,373
Pakistan - 0.8%
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		575,000	568,531
Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		110,000	122,925
8.875% 9/30/27		100,000	134,000
9.375% 4/1/29		30,000	41,625
TOTAL PANAMA			298,550
Peru - 1.1%
Peruvian Republic:
4% 3/7/27 (e)		380,000	380,000
Government Obligations - continued
		Principal Amount (d)	Value
Peru - continued
Peruvian Republic: - continued
5.625% 11/18/50		$ 45,000	$ 45,113
8.75% 11/21/33		310,000	440,975
TOTAL PERU			866,088
Philippines - 1.6%
Philippine Republic:
7.75% 1/14/31		320,000	422,400
9.5% 2/2/30		300,000	450,000
10.625% 3/16/25		245,000	376,075
TOTAL PHILIPPINES			1,248,475
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (f)		208,000	200,460
6.75% 2/7/22 (f)		384,000	435,840
TOTAL ROMANIA			636,300
Russia - 5.2%
Russian Federation:
4.875% 9/16/23 (f)		200,000	202,000
5.875% 9/16/43 (f)		200,000	203,300
7.5% 3/31/30 (Reg. S)		1,869,725	2,181,957
12.75% 6/24/28 (Reg. S)		810,000	1,371,897
TOTAL RUSSIA			3,959,154
Serbia - 1.1%
Republic of Serbia:
5.25% 11/21/17 (f)		200,000	200,500
5.875% 12/3/18 (f)		200,000	203,250
6.75% 11/1/24 (f)		349,301	343,642
6.75% 11/1/24 (Reg. S)		94,406	92,876
TOTAL SERBIA			840,268
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	187,000
6.25% 10/4/20 (f)		350,000	344,750
7.4% 1/22/15 (f)		225,000	233,438
7.4% 1/22/15 (Reg.S)		100,000	103,750
TOTAL SRI LANKA			868,938
Government Obligations - continued
		Principal Amount (d)	Value
Tanzania - 0.3%
United Republic of Tanzania 6.3921% 3/9/20 (h)		$ 200,000	$ 208,250
Turkey - 5.3%
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		200,000	205,460
Turkish Republic:
5.125% 3/25/22		220,000	210,650
5.625% 3/30/21		325,000	329,875
6% 1/14/41		245,000	216,519
6.25% 9/26/22		205,000	211,396
6.75% 4/3/18		200,000	218,250
6.75% 5/30/40		200,000	195,000
6.875% 3/17/36		545,000	539,550
7% 3/11/19		200,000	219,750
7.25% 3/5/38		475,000	488,063
7.375% 2/5/25		550,000	597,438
7.5% 11/7/19		150,000	169,500
8% 2/14/34		140,000	155,575
11.875% 1/15/30		195,000	292,744
TOTAL TURKEY			4,049,770
Ukraine - 2.9%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		400,000	366,000
Ukraine Government:
7.75% 9/23/20 (f)		300,000	276,750
7.8% 11/28/22 (f)		200,000	180,750
7.95% 6/4/14 (f)		540,000	540,000
7.95% 6/4/14 (Reg.S)		200,000	200,000
7.95% 2/23/21 (f)		300,000	276,360
9.25% 7/24/17 (f)		400,000	395,480
TOTAL UKRAINE			2,235,340
United States of America - 0.3%
U.S. Treasury Bonds 3.625% 8/15/43		198,000	186,213
Uruguay - 0.5%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		330,000	409,199
Venezuela - 4.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		5,800	145,000
6% 12/9/20		180,000	119,970
7% 3/31/38		175,000	109,375
8.5% 10/8/14		180,000	175,770
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - continued
Venezuelan Republic: - continued
9% 5/7/23 (Reg. S)		$ 720,000	$ 536,400
9.25% 5/7/28 (Reg. S)		240,000	177,600
9.375% 1/13/34		275,000	203,913
11.75% 10/21/26 (Reg. S)		350,000	299,250
11.95% 8/5/31 (Reg. S)		640,000	545,280
12.75% 8/23/22		665,000	613,463
13.625% 8/15/18		355,000	347,900
TOTAL VENEZUELA			3,273,921
Vietnam - 1.8%
Vietnamese Socialist Republic:
1.25% 3/12/16 (h)		184,783	164,457
4% 3/12/28 (e)		1,063,333	935,733
6.875% 1/15/16 (f)		275,000	293,563
TOTAL VIETNAM			1,393,753
TOTAL GOVERNMENT OBLIGATIONS (Cost $40,917,491)			41,024,276
Common Stocks - 0.0%
Shares
Cayman Islands - 0.0%
Emerald Plantation Holdings Ltd. (a) (Cost $0)	7,225	1,084
Sovereign Loan Participations - 0.9%
	Principal Amount (d)
Indonesia - 0.9%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (h)	$ 555,556	519,444
1.1875% 12/14/19 (h)	155,172	145,086
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $680,297)		664,530
Preferred Securities - 1.2%
	Principal Amount (d)	Value
Brazil - 0.6%
Cosan Overseas Ltd. 8.25% (g)	$ 160,000	$ 162,045
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	300,000	315,719
TOTAL BRAZIL		477,764
Cayman Islands - 0.3%
CSN Islands XII Corp. 7% (Reg. S) (g)	300,000	248,025
India - 0.3%
Reliance Industries Ltd. 5.875% (f)(g)	200,000	173,757
TOTAL PREFERRED SECURITIES (Cost $987,716)		899,546
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $5,347,263)	5,347,263	5,347,263
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $74,726,843)		74,771,621
NET OTHER ASSETS (LIABILITIES) - 1.9%		1,468,096
NET ASSETS - 100%		$ 76,239,717
Currency Abbreviations
BRL	-	Brazilian real
MXN	-	Mexican peso
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,456,451 or 39.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,915
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 1,084	$ 1,084	$ -	$ -
Corporate Bonds	26,834,922	-	26,834,922	-
Government Obligations	41,024,276	-	40,644,276	380,000
Sovereign Loan Participations	664,530	-	-	664,530
Preferred Securities	899,546	-	899,546	-
Money Market Funds	5,347,263	5,347,263	-	-
Total Investments in Securities:	$ 74,771,621	$ 5,348,347	$ 68,378,744	$ 1,044,530
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Sovereign Loan Participations
Beginning Balance	$ 895,125
Net Realized Gain (Loss) on Investment Securities	9,445
Net Unrealized Gain (Loss) on Investment Securities	(6,776)
Cost of Purchases	-
Proceeds of Sales	(238,749)
Amortization/Accretion	5,485
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 664,530
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ (6,776)
Other Investments in Securities
Beginning Balance	$ 380,950
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	192,877
Cost of Purchases	-
Proceeds of Sales	(264,398)
Amortization/Accretion	3,371
Transfers into Level 3	67,200
Transfers out of Level 3	-
Ending Balance	$ 380,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ 192,877

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	0.2%
BBB	38.3%
BB	16.2%
B	16.3%
CCC,CC,C	11.4%
Not Rated	7.9%
Equities	0.3%
Short-Term Investments and Net Other Assets	9.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $69,379,580)	$ 69,424,358
Fidelity Central Funds (cost $5,347,263)	5,347,263
Total Investments (cost $74,726,843)		$ 74,771,621
Cash		196,619
Receivable for investments sold		277,451
Receivable for fund shares sold		18,861
Interest receivable		1,272,000
Distributions receivable from Fidelity Central Funds		449
Total assets		76,537,001

Liabilities
Payable for investments purchased	$ 262,640
Payable for fund shares redeemed	32,718
Other payables and accrued expenses	1,926
Total liabilities		297,284

Net Assets		$ 76,239,717
Net Assets consist of:
Paid in capital		$ 75,576,013
Undistributed net investment income		781,600
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(160,306)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,410
Net Assets, for 7,667,745 shares outstanding		$ 76,239,717
Net Asset Value, offering price and redemption price per share ($76,239,717 ÷ 7,667,745 shares)		$ 9.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 103,969
Interest		5,953,046
Income from Fidelity Central Funds		3,915
Total income		6,060,930

Expenses
Custodian fees and expenses	$ 13,548
Independent trustees' compensation	530
Total expenses before reductions	14,078
Expense reductions	(692)	13,386
Net investment income (loss)		6,047,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,539,919
Foreign currency transactions	(571)
Total net realized gain (loss)		1,539,348
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,246,464)
Assets and liabilities in foreign currencies	(2,514)
Total change in net unrealized appreciation (depreciation)		(11,248,978)
Net gain (loss)		(9,709,630)
Net increase (decrease) in net assets resulting from operations		$ (3,662,086)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,047,544	$ 7,891,279
Net realized gain (loss)	1,539,348	1,486,854
Change in net unrealized appreciation (depreciation)	(11,248,978)	12,069,741
Net increase (decrease) in net assets resulting from operations	(3,662,086)	21,447,874
Distributions to shareholders from net investment income	(5,543,690)	(7,226,736)
Distributions to shareholders from net realized gain	(2,073,847)	(1,239,068)
Total distributions	(7,617,537)	(8,465,804)
Share transactions Proceeds from sales of shares	6,448,806	10,476,141
Reinvestment of distributions	7,611,575	8,465,803
Cost of shares redeemed	(40,741,364)	(29,260,423)
Net increase (decrease) in net assets resulting from share transactions	(26,680,983)	(10,318,479)
Total increase (decrease) in net assets	(37,960,606)	2,663,591

Net Assets
Beginning of period	114,200,323	111,536,732
End of period (including undistributed net investment income of $781,600 and undistributed net investment income of $708,561, respectively)	$ 76,239,717	$ 114,200,323
Other Information Shares
Sold	605,655	995,186
Issued in reinvestment of distributions	730,537	788,977
Redeemed	(3,857,916)	(2,774,521)
Net increase (decrease)	(2,521,724)	(990,358)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.711	.743	.526
Net realized and unrealized gain (loss)	(1.070)	1.287	(.017)
Total from investment operations	(.359)	2.030	.509
Distributions from net investment income	(.650)	(.680)	(.489)
Distributions from net realized gain	(.261)	(.120)	(.040)
Total distributions	(.911)	(.800)	(.529)
Net asset value, end of period	$ 9.94	$ 11.21	$ 9.98
Total Return B, C	(3.22)%	20.99%	5.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.02%	.01%	.02% A
Expenses net of fee waivers, if any	.01%	.01%	.02% A
Expenses net of all reductions	.01%	.01%	.02% A
Net investment income (loss)	6.69%	6.99%	6.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,240	$ 114,200	$ 111,537
Portfolio turnover rate F	35%	49%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,580,667
Gross unrealized depreciation	(1,819,994)
Net unrealized appreciation (depreciation) on securities and other investments	$ 760,673

Tax Cost	$ 74,010,948

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 24,512
Net unrealized appreciation (depreciation)	$ 758,305

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 6,026,137	$ 7,713,200
Long-term Capital Gains	1,591,400	752,604
Total	$ 7,617,537	$ 8,465,804

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $26,702,924 and $56,307,733, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. ( the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

6. Expense Reductions.

The investment adviser has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $530.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $162.

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hanover Street Trust and the Shareholders of Fidelity Emerging Markets Debt Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Emerging Markets Debt Central Fund (a fund of Fidelity Hanover Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Emerging Markets Debt Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2007 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2007 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $1,725,146, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, December 31, 2013, Fidelity Hanover Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Debt Central Fund (the "Fund"):

Services Billed by PwC

December 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$59,000	$-	$3,300	$-

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$57,000	$-	$3,300	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2013A	December 31, 2012A
Audit-Related Fees	$4,920,000	$4,805,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2013 A	December 31, 2012 A
PwC	$5,525,000	$5,615,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 26, 2014